Share capital (Details) - Buyback Program - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 08, 2019
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, number of shares authorized to be repurchased (in shares)					1,000,000.0
Shares redeemed, value	$ 5.3		$ 175.0	$ 141.6
Shares redeemed (in shares)	35,100	0	1,235,218
Maximum
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized percentage		10.00%